                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            "Washington, D.C. 20549"

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.   Name and address of issuer: UBS Financial Services Inc.
                                 1200 Harbor Blvd.
                                 "Weehawken, New Jersey" 7086

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the
     "issuer, check the box" but do not list series or classes):             [X]

     Equity Opportunity Trust
     Blue Chip Series 2009A

3.   Investment Company Act File Number:   811-3722
     Securities Act File Number:         333-161152

4(a). Last day of fiscal year for which this Form is filed: 12/31/2009

4(b). [ ] Check box if this Form is being filed late ("i.e.," more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the
          fiscal year pursuant to section 24(f):                   $ 10,107,275

     (ii) Aggregate price of securities redeemed or repurchased
          during the fiscal year:                                  $    204,130

     (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
          October 11", 1995 that were not previously used to
          reduce registration fees payable to the Commission:      $          0

     (iv) Total available redemption credits [add Items 5(ii)
          and 5(iii)]:                                             $    204,130

     (v)  Net sales -- If Item 5(i) is greater than Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:                    $  9,903,145

     (vi) Redemption credits available for use in future years
          -- If Item 5(i) is less than Item 5(iv) [subtract Item
          5(iv) from Item 5(i)]:                                            ($0)

     (vii) Multiplier for determining registration fee (See
          Instruction C.9):                                      x    0.0000713

     (viii) Registration fee due [multiply Item 5(v) by Item
          "5(vii)] (enter ""0"" If no fee is due):               = $     706.09

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect
     "before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0.

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7.   Interest due -- if this Form is being filed more than 90
     days after the end of the issuer's fiscal year:             + $          0

8.   Total of the amount of the registration fee due plus any
     interest due [line 5(viii) plus line 7]:                    = $     706.09

9.   Date the registration fee and any interest payment was sent
     to the Commission's lockbox depository:                           03/24/10

     Method of Delivery:

     [X]  Wire Transfer
     [ ]  Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ MARY ELLEN COCHRANE
                          Mary Ellen Cochrane
                          Director

Date: March 29, 2010